Related parties disclosure	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related parties disclosure

Note 36.      Related parties disclosure

Subsidiaries

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	58.83%	100%	Main operating company. Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100%	100%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	95.75%	95.75%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51%	51%	Non trading
WISeKey USA Inc[1]	U.S.A	2006	USD 6,500	97.88%*	97.88%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	58.83%	100%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	58.83%	100%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90%	90%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100%	100%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100%	100%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000	51%	51%	Sales & distribution
WISe.ART AG	Switzerland	2020	CHF 100,000	100%	100%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp[3]	British Virgin Islands	2022	USD 229,453	58.83%	100%	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100%	100%	Sales & support
WISeSat.Space AG	Switzerland	2023	CHF 100,000	100%	n/a	Sales & distribution
Trust Protocol Association	Switzerland	2019	CHF -	100%	100%	Association cofounded by WISeKey Equities AG involved in Internet security
[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA
[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding Ltd
[3] Formerly SEAL (BVI) Corp.

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,		December 31,		in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2023	2022	2023	2022	2023	2022	2021	2023	2022	2021
1	Carlos Moreira	-	-	460	353	-	-	-	-	-	-
2	Peter Ward	-	-	295	-	-	-	-	-	-	-
3	Philippe Doubre	-	-	-	-	39	63	179	-	-	-
4	David Fergusson	-	-	10	-	61	68	78	-	-	-
5	Jean-Philippe Ladisa	-	-	14	-	116	53	68	-	-	-
6	Eric Pellaton	-	-	10	-	76	87	92	-	-	-
7	Cristina Dolan	-	-	10	-	76	67	-	-	-	-
8	María Pía Aqueveque Jabbaz	-	-	10	-	116	34	2	-	-	-
9	Ruma Bose	-	n/a	11	n/a	33	n/a	n/a	-	n/a	n/a
10	Danil Kerimi	-	n/a	6	n/a	8	n/a	n/a	-	n/a	n/a
11	Hans-Christian Boos	-	-	-	-	-	158	125	-	-	-
12	Nicolas Ramseier	-	-	-	-	-	1	-	-	-	-
13	Philippe Gerwill	-	-	-	-	-	-	10	-	-	-
14	Geoffrey Lipman	-	-	-	-	-	-	8	-	-	-
15	OISTE	178	171	104	70	321	252	350	119	157	71
16	Terra Ventures Inc	-	-	31	30	-	-	-	-	-	-
17	GSP Holdings Ltd	-	-	16	13	-	-	-	-	-	-
18	SAI LLC (SBT Ventures)	-	-	32	30	-	-	-	-	-	-
19	Related parties of Carlos Moreira	-	-	-	-	298	200	224	-	-	-
	Total	178	171	1,009	496	1,144	983	1,136	119	157	71

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. A short-term receivable in an amount of CHF 397.21 (USD 472.11) to Carlos Moreira was outstanding as at December 31, 2023, made up of non-business expenses on his company credit card not yet repaid. A short-term payable in an amount of CHF 386,683 (USD 459,601) to Carlos Moreira was outstanding as at December 31, 2023, made up of accrued bonuses.

2. Peter Ward is a member of the Board and CFO of WISeKey. A short-term payable in an amount of CHF 248,480 (US 295,335) to Peter Ward was outstanding as at December 31, 2023, made up of accrued bonuses.

3. Philippe Doubre is a former Board member of the Group, and former member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2023 relate to compensation for additional services to WISeKey during the year.

4. David Fergusson is a Board member of the Group and chairman of the Group’s audit committee and nomination & compensation committee, as well as a shareholder. Mr. Fergusson is also a member of the board of directors of SEALSQ Corp and a member of the audit committee and the nomination & compensation committee of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to his Board fee.

5. Jean-Philippe Ladisa is a Board member of the Group, and chairman of the Group’s audit committee. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to his Board fee.

6. Eric Pellaton is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. Mr. Pellaton is also a member of the board of directors of SEALSQ Corp and a member of the audit committee and the nomination & compensation committee of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to his Board fee.

7. Cristina Dolan is a Board member of the Group, and member of the Group’s audit committee and nomination & compensation committee. Ms. Dolan is also a member of the board of directors of SEALSQ Corp and the chair of the audit committee of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to her Board fee.

8. María Pía Aqueveque Jabbaz is a Board member of the Group and former member of the Group’s advisory committee. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to her Board fee.

9. Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to her Board fee.

10. Danil Kerimi is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2023 relate to her Board fee.

11. Hans-Christian Boos was the managing director of arago GmbH and, until WISeKey divested it in 2022, the former minority shareholder of arago GmbH through two personal companies, Aquilon Invest GmbH and OGARA GmbH. A shareholder of OGARA GmbH, the company that purchased WISeKey’s minority interest in arago, he was one of the beneficial owners benefitting from the purchase of WISeKey’s 51% controlling interest in arago. Mr. Boos is also a former Board member of the Group.

12. Nicolas Ramseier is a former member of the Group’s advisory committee.

13. Philipp Gerwill is a former member of the Group’s advisory committee.

14. Geoffrey Lipman is a former member of the Group’s advisory committee.

15. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. Two members of the Board of Directors of WISeKey are also members of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2023 and income recorded in the income statement in the year to December 31, 2023 relate to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE. In the year 2023, the Group invoiced OISTE a total of CHF 105,224 (USD 118,886). The payable to OISTE as at December 31, 2023 and expenses relating to OISTE recognized in 2023 are made up of license and royalty fees for the year 2023 under the contract agreement with WISeKey SA.

16. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

17. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 2, 2017. The loan is non-interest bearing and has no set repayment date.

18. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

19. Three immediate family members of Carlos Moreira were employed by WISeKey SA in 2023. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis. The aggregate employment remuneration of these three immediate family members amounted to CHF 267,325 (USD 297,531) recorded in the income statement in 2023.